Consolidated Shareholders' Equity - Summary of Options Outstanding and Exercisable (Detail)	Dec. 31, 2018 EUR (€) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	80,671
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	6,849,573
Exercisable Number of options	5,468,214
Stock Option Plan [member] | From 30.00 to 40.00 Per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	80,671
Outstanding weighted Average residual life (years) | yr	0.24
Outstanding Weighted average exercise price per share	€ 38.08
Exercisable Number of options	80,671
Exercisable Weighted average exercise price per share	€ 38.08
Stock Option Plan [member] | From 40.00 to 50.00 Per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	1,021,002
Outstanding weighted Average residual life (years) | yr	0.16
Outstanding Weighted average exercise price per share	€ 45.09
Exercisable Number of options	1,021,002
Exercisable Weighted average exercise price per share	€ 45.09
Stock Option Plan [member] | From 50.00 to 60.00 Per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	3,064,027
Outstanding weighted Average residual life (years) | yr	1.54
Outstanding Weighted average exercise price per share	€ 54.31
Exercisable Number of options	3,064,027
Exercisable Weighted average exercise price per share	€ 54.31
Stock Option Plan [member] | From 60.00 to 70.00 Per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	220,000
Outstanding weighted Average residual life (years) | yr	9.35
Outstanding Weighted average exercise price per share	€ 65.84
Stock Option Plan [member] | From 70.00 to 80.00 Per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	1,700,514
Outstanding weighted Average residual life (years) | yr	5.39
Outstanding Weighted average exercise price per share	€ 73.66
Exercisable Number of options	1,302,514
Exercisable Weighted average exercise price per share	€ 72.98
Stock Option Plan [member] | From 80.00 to 90.00 Per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Number of options	763,359
Outstanding weighted Average residual life (years) | yr	7.41
Outstanding Weighted average exercise price per share	€ 89.18